CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 772	$ 736
Financial assets	77	80
Accounts and other receivable, net	1,352	2,303
Inventory, net	61	635
Other assets	489	1,126
Current Assets	2,751	4,880
Non-Current Assets
Financial assets	147	417
Accounts and other receivable, net	2,217	888
Other assets	248	340
Property, plant and equipment	2,743	3,765
Deferred income tax assets	221	626
Intangible assets	6,931	9,295
Equity accounted investments	222	251
Goodwill	5,702	6,914
Total assets	21,182	27,376
Current Liabilities
Accounts payable and other	2,534	4,333
Non-recourse borrowings in subsidiaries of the company	793	415
Exchangeable and class B shares	1,501	1,237
Current Liabilities	4,828	5,985
Non-Current Liabilities
Accounts payable and other	2,284	3,306
Non-recourse borrowings in subsidiaries of the company	8,030	12,498
Deferred income tax liabilities	1,280	1,516
Total liabilities	16,422	23,305
Equity
Brookfield Business Partners	880	359
Non-controlling interests	3,880	3,712
Total equity	4,760	4,071
Total liabilities and equity	$ 21,182	$ 27,376